OTHER LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER LIABILITIES
Surplus from post-employment benefit plans (Note 30)	R$ 954,581	R$ 1,155,067
Liabilities with ANATEL	523,606	300,119
Third-party withholdings	219,169	222,056
Amounts to be refunded to customers	44,973	43,794
Liabilities with related parties (Note 28)	33,831	30,114
Other liabilities	48,646	36,781
Total	1,824,806	1,787,931
Current	406,831	365,192
Noncurrent	R$ 1,417,975	R$ 1,422,739